Consolidated Statement of Stockholders’ Equity (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended			42 Months Ended
	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Changes during the period from incorporation
Loss for the period	$ (895)	$ (5,760)	$ (12,575)	$ (2,117)	$ (21,347)
Balance		14	3,196	(505)
Warrant amendment expense		734
Issuable amount of ordinary shares in connection with anti-dilution provisions				80
Conversion of ordinary shares in to Founders shares			2,803
Share-based compensation		3,305	4,512		7,817
Balance	(505)	5,483	14	3,196	5,483
Preferred Stock [Member] | Founder Shares [Member]
Changes during the period from incorporation
Balance		110
Balance (in Shares)		4,500,000
Reverse merger acquisition		(168)
Reverse merger acquisition (in Shares)		(6,750,000)
Conversion of ordinary shares in to Founders shares			110
Conversion of ordinary shares in to Founders shares (in Shares)			4,500,000
Balance			110
Balance (in Shares)			4,500,000
Preferred Stock [Member] | Series A Preferred Stock [Member]
Changes during the period from incorporation
Balance		71
Balance (in Shares)		2,529,685
Reverse merger acquisition		(71)
Reverse merger acquisition (in Shares)		(2,529,685)
Conversion of ordinary shares in to Series A Preferred shares			71
Conversion of ordinary shares in to Series A Preferred shares (in Shares)			2,529,685
Balance			71
Balance (in Shares)			2,529,685
Preferred Stock [Member] | Ordinary Shares [Member]
Changes during the period from incorporation
Balance		121	271	133
Balance (in Shares)		4,806,132	10,660,351	5,800,000
Deemed dividend on issuance of anti-dilution shares		13
Deemed dividend on issuance of anti-dilution shares (in Shares)		525,381
Reverse merger acquisition		(196)
Reverse merger acquisition (in Shares)		(7,687,860)
Issuable amount of ordinary shares in connection with anti-dilution provisions				5
Issuable amount of ordinary shares in connection with anti-dilution provisions (in Shares)				182,658
Conversion of ordinary shares in to Series A Preferred shares			(71)
Conversion of ordinary shares in to Series A Preferred shares (in Shares)			(2,529,685)
Conversion of ordinary shares in to Founders shares			(110)
Conversion of ordinary shares in to Founders shares (in Shares)			(4,500,000)
Balance			121	271
Balance (in Shares)			4,806,132	10,660,351
Common Stock [Member]
Changes during the period from incorporation
Reverse merger acquisition		1
Reverse merger acquisition (in Shares)		13,276,037
Balance		1			1
Balance (in Shares)		13,276,037			13,276,037
Additional Paid-in Capital [Member]
Changes during the period from incorporation
Balance		15,299	5,937	257
Deemed dividend on issuance of anti-dilution shares		919
Reverse merger acquisition		434
Warrant amendment expense		734
Issuable amount of ordinary shares in connection with anti-dilution provisions				75
Conversion of ordinary shares in to Founders shares			2,803
Share-based compensation		3,305	4,512
Balance		27,761	15,299	5,937	27,761
Retained Earnings [Member]
Changes during the period from incorporation
Loss for the period	(895)	(5,760)	(12,575)	(2,117)
Balance		(15,587)	(3,012)	(895)
Deemed dividend on issuance of anti-dilution shares		(932)
Balance	(895)	(22,279)	(15,587)	(3,012)	(22,279)
Capitalization of Entity [Member] | Preferred Stock [Member] | Ordinary Shares [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With (in Shares)	1,000,000
Contribution of Immune Corp. [Member] | Preferred Stock [Member] | Ordinary Shares [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With (in Shares)	4,000,000
Issuance of Ordinary Shares in Connection With	111
Contribution of Immune Corp. [Member] | Additional Paid-in Capital [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With	(401)
Contribution of Immune Corp. [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With	(290)
Consulting Agreements [Member] | Preferred Stock [Member] | Ordinary Shares [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With (in Shares)	800,000	72,917		400,000
Issuance of Ordinary Shares in Connection With	22	2		11
Consulting Agreements [Member] | Additional Paid-in Capital [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With	658	123		329
Consulting Agreements [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With	680	125		340
Intangibles [Member] | Preferred Stock [Member] | Ordinary Shares [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares and Warrants in Connection With				63
Issuance of Ordinary Shares and Warrants in Connection With (in Shares)				2,200,000
Intangibles [Member] | Additional Paid-in Capital [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares and Warrants in Connection With				2,533
Intangibles [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares and Warrants in Connection With				2,596
In Connection with Investments [Member] | Preferred Stock [Member] | Ordinary Shares [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares and Warrants in Connection With		50	18	51
Issuance of Ordinary Shares and Warrants in Connection With (in Shares)		1,933,417	702,273	1,814,740
In Connection with Investments [Member] | Additional Paid-in Capital [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares and Warrants in Connection With		4,318	1,220	2,425
In Connection with Investments [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares and Warrants in Connection With		4,368	1,238	2,476
Convertible Loans [Member] | Preferred Stock [Member] | Ordinary Shares [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With (in Shares)			408,809	262,953
Issuance of Ordinary Shares in Connection With			12	8
Convertible Loans [Member] | Additional Paid-in Capital [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With			716	318
Convertible Loans [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With			728	326
Anti-Dilution Provisions [Member] | Preferred Stock [Member] | Ordinary Shares [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With (in Shares)		350,013
Issuance of Ordinary Shares in Connection With		10
Issuable amount of ordinary shares in connection with anti-dilution provisions			1
Issuable amount of ordinary shares in connection with anti-dilution provisions (in Shares)			64,384
Anti-Dilution Provisions [Member] | Additional Paid-in Capital [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With		650
Issuable amount of ordinary shares in connection with anti-dilution provisions			111
Anti-Dilution Provisions [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With		660
Issuable amount of ordinary shares in connection with anti-dilution provisions			112
Founder [Member] | Preferred Stock [Member] | Founder Shares [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With (in Shares)		2,250,000
Issuance of Ordinary Shares in Connection With		58
Founder [Member] | Additional Paid-in Capital [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With		1,979
Founder [Member]
Changes during the period from incorporation
Issuance of Ordinary Shares in Connection With		$ 2,037